UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tiger Management L.L.C.

Address:    101 Park Avenue
            New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Elouise P. Manhertz
Title: Chief Financial Officer
Phone: (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz              New York, New York            May 15, 2009
-----------------------      -------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $527,611
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------  --------------     ---------  --------  -------------------   ----------  -------- ---------------------
                                                           VALUE    SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------  --------------     ---------  --------  -------   ---  ----   ----------  -------- -------- ------  ----
ACE LTD                       SHS              H0023R105   7,514     186,000   SH            SOLE         1       186,000  0      0
AMERICAN TOWER CORP           CL A             029912201  18,958     623,000   SH            SOLE         1       623,000  0      0
ANGEION CORP                  COM              03462H404     391     183,508   SH            SOLE         1       183,508  0      0
APPLE INC                     COM              037833100  15,232     144,900   SH            SOLE         1       144,900  0      0
ARCH CAPITAL GROUP            ORD              G0450A105   7,864     146,000   SH            SOLE         1       146,000  0      0
AXIS CAPITAL HOLDINGS LTD     SHS              G0692U109   8,227     365,000   SH            SOLE         1       365,000  0      0
CANADIAN NAT RES LTD          COM              136385101  11,487     296,000   SH            SOLE         1       296,000  0      0
CME GROUP INC                 COM              12572Q105  17,888      72,600   SH            SOLE         1        72,600  0      0
CTRIP COM INTL LTD            ADR              22943F100  16,533     603,400   SH            SOLE         1       603,400  0      0
CABLEVISION SYSTEMS           CL A NY CABLVS   12686C109   9,925     767,000   SH            SOLE         1       767,000  0      0
FIDELITY NATL INFORMATION SV  COM              31620M106  19,765   1,086,000   SH            SOLE         1     1,086,000  0      0
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100  15,977     391,989   SH            SOLE         1       391,989  0      0
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  53,439   1,449,000   SH            SOLE         1     1,449,000  0      0
MASTERCARD INC                CL A             57636Q104  23,481     140,200   SH            SOLE         1       140,200  0      0
MAXIM INTEGRATED PRODS INC    COM              57772K101  31,111   2,355,100   SH            SOLE         1     2,355,100  0      0
NEXEN INC                     COM              65334H102  20,060   1,182,800   SH            SOLE         1     1,182,800  0      0
OCCIDENTAL PETE CORP DEL      COM              674599105  18,008     323,600   SH            SOLE         1       323,600  0      0
PARTNERRE LTD                 COM              G6852T105   9,062     146,000   SH            SOLE         1       146,000  0      0
QUALCOMM INC                  COM              747525103  18,770     482,400   SH            SOLE         1       482,400  0      0
RENAISSANCERE HOLDINGS LTD    COM              G7496G103  10,991     222,300   SH            SOLE         1       222,300  0      0
SBA COMMUNICATIONS CORP       COM              78388J106  20,555     882,200   SH            SOLE         1       882,200  0      0
SEARS HLDGS CORP              PUT              812350956   1,934      68,400        PUT      SOLE         1             -  0      0
STERLITE INDS INDIA LTD       ADS              859737207  22,978   3,250,135   SH            SOLE         1     3,250,135  0      0
TALISMAN ENERGY INC           COM              87425E103  19,128   1,821,700   SH            SOLE         1     1,821,700  0      0
TERADATA CORP DEL             COM              88076W103  18,018   1,110,875   SH            SOLE         1     1,110,875  0      0
THERMO FISHER SCIENTIFIC INC  COM              883556102  14,190     397,800   SH            SOLE         1       397,800  0      0
TRANSDIGM GROUP INC           COM              893641100  17,021     518,300   SH            SOLE         1       518,300  0      0
ULTRA PETROLEUM CORP          COM              903914109  18,548     516,800   SH            SOLE         1       516,800  0      0
UNITEDHEALTH GROUP INC        COM              91324P102   9,795     468,000   SH            SOLE         1       468,000  0      0
VISA INC                      COM  CL A        92826C839  21,106     379,600   SH            SOLE         2       379,600  0      0
WAL MART STORES INC           COM              931142103  29,728     570,600   SH            SOLE         3       570,600  0      0

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